Leases - Summary of Supplemental Information Related to Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term (years):
Finance leases		8 years 9 months 18 days	9 years 9 months 18 days
Operating leases		14 years	15 years 8 months 12 days
Weighted average discount rate:
Finance leases		9.74%	9.74%
Operating leases		10.09%	9.48%
Supplemental balance sheet information (in thousands):
Finance lease assets, gross		$ 4,181	$ 4,181
Less: accumulated amortization		(1,733)	(1,455)
Finance lease assets, net	$ 2,240	$ 2,448	$ 2,726